Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Stocks [Member]	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] USD ($)	Unearned Compensation - ESOP [Member] USD ($)	Unearned Compensation - Restricted Shares [Member] USD ($)
Beginning Balance at Dec. 31, 2010	$ 215,611		$ 97,005	$ 122,563	$ 8,038	$ (2,121)	$ (7,038)	$ (2,836)
Beginning balance, shares at Dec. 31, 2010		22,480,877
Comprehensive income	7,917			11,970	(4,053)
Purchase of treasury stock	(5,196)					(5,196)
Purchase of treasury stock, shares		(392,663)
ESOP shares earned	532		118				414
Share-based compensation expense	1,080		546					534
Share-based compensation expense, shares		61,195
Ending Balance at Dec. 31, 2011	219,944		97,669	134,533	3,985	(7,317)	(6,624)	(2,302)
Ending balance, shares at Dec. 31, 2011		22,149,409
Comprehensive income	13,356			12,426	930
Purchase of treasury stock	(1,160)					(1,160)
Purchase of treasury stock, shares		(87,504)
ESOP shares earned	606		192				414
Share-based compensation expense	1,170		596					574
Share-based compensation expense, shares		62,365
Stock options exercised	27		(119)			146
Stock options exercised, shares		11,585
Ending Balance at Dec. 31, 2012	233,943		98,338	146,959	4,915	(8,331)	(6,210)	(1,728)
Ending balance, shares at Dec. 31, 2012		22,135,855
Comprehensive income	14,618			15,429	(811)
Purchase of treasury stock	(1,698)					(1,698)
Purchase of treasury stock, shares		(91,086)
ESOP shares earned	814		400				414
Share-based compensation expense	1,170		567					603
Share-based compensation expense, shares		64,015
Excess tax benefits in connection with share-based compensation	323		323
Stock options exercised	35		(75)			110
Stock options exercised, shares	3,700	8,585
Ending Balance at Dec. 31, 2013	$ 249,205		$ 99,553	$ 162,388	$ 4,104	$ (9,919)	$ (5,796)	$ (1,125)
Ending balance, shares at Dec. 31, 2013		22,117,369